Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Class C Special Shares
Capital stock, issued shares	65,214	65,214	65,214	65,214
Capital stock, outstanding shares	65,214	65,214
Common stock
Capital stock, issued shares	18,269,754	13,565,188	8,877,094	4,507,127
Capital stock, outstanding shares	18,269,754	13,565,188